THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
March 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 52.6%

	Shares	Fair Value

Australia — 0.3%

BHP Group	1,076	$34,052

Woodside Energy Group	193	4,320

		38,372

Belgium — 0.3%

Ageas	275	11,909

Anheuser-Busch InBev	413	27,519

		39,428

Brazil — 0.4%

Vale ADR, Cl B	1,579	24,916

Wheaton Precious Metals	363	17,459

		42,375

Canada — 8.0%

Agnico Eagle Mines	306	15,579

Alimentation Couche-Tard	666	33,439

Bank of Montreal	502	44,653

Bank of Nova Scotia	841	42,300

Barrick Gold	1,186	21,987

BCE	738	33,013

Brookfield, Cl A	1,151	37,447

Brookfield Asset Management, Cl A	298	9,748

Canadian Imperial Bank of Commerce	745	31,548

Canadian National Railway	460	54,203

Canadian Natural Resources	915	50,566

Canadian Pacific Railway	639	49,138

Cenovus Energy	1,040	18,121

CGI, Cl A*	254	24,446

Enbridge	1,334	50,793

Fortis	476	20,206

Manulife Financial	1,748	32,032

Nutrien	406	29,943

Rogers Communications, Cl B	368	17,033

Royal Bank of Canada	924	88,245

Shopify, Cl A*	717	34,331

Sun Life Financial	650	30,325

Suncor Energy	999	30,974

TC Energy	723	28,084

TELUS	1,316	26,090

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Canada (continued)

Toronto-Dominion Bank	1,185	$70,880

		925,124

China — 0.7%

NXP Semiconductors	207	38,601

Prosus	498	38,923

		77,524

Denmark — 2.3%

Coloplast, Cl B	156	20,518

DSV	177	34,243

Genmab*	55	20,768

Novo Nordisk, Cl B	966	152,975

Orsted	170	14,464

Vestas Wind Systems*	845	24,525

		267,493

Finland — 0.9%

Kone, Cl B	410	21,381

Neste	361	17,818

Nokia	4,138	20,300

Nordea Bank	2,628	28,104

UPM-Kymmene	526	17,687

		105,290

France — 7.5%

Air Liquide	368	61,651

Airbus	416	55,718

AXA	1,436	43,941

BNP Paribas	622	37,309

Capgemini	157	29,125

Cie de Saint-Gobain	441	25,068

Danone	383	23,847

Dassault Systemes	742	30,533

Engie	1,073	16,990

EssilorLuxottica	211	38,054

Euroapi*	233	2,664

Hermes International	19	38,478

Legrand	326	29,780

L’Oreal	131	58,531

LVMH Moet Hennessy Louis Vuitton	145	133,023

Orange	642	7,639

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

France (continued)

Safran	254	$37,679

Sanofi	545	59,353

TotalEnergies	1,449	85,577

Vinci	394	45,255

Worldline*	271	11,515

		871,730

Germany — 5.5%

adidas	116	20,515

Allianz	228	52,713

BASF	675	35,465

Bayer	571	36,428

Bayerische Motoren Werke	252	27,636

BioNTech ADR*	58	7,225

Daimler Truck Holding	391	13,216

Deutsche Bank	1,194	12,137

Deutsche Boerse	152	29,634

Deutsche Post	661	30,945

Deutsche Telekom	2,051	49,803

Deutsche Wohnen	176	3,459

E.ON	1,492	18,641

Fresenius & Co	331	8,936

Infineon Technologies	1,004	41,101

Mercedes-Benz Group	520	39,987

RWE	453	19,509

SAP	649	81,834

Siemens	512	83,028

Vonovia	624	11,756

Zalando*	310	12,980

		636,948

Ireland — 0.6%

CRH PLC	659	33,275

Flutter Entertainment PLC*	141	25,682

ICON PLC*	72	15,378

		74,335

Israel — 0.0%

Tower Semiconductor*	108	4,589

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Italy — 1.4%

Enel	4,683	$28,629

Eni	1,904	26,697

Ferrari	99	26,815

Intesa Sanpaolo	15,632	40,208

Snam	2,673	14,198

UniCredit	1,272	24,060

		160,607

Netherlands — 2.7%

Akzo Nobel	201	15,719

ASML Holding	260	176,604

Heineken	133	14,314

ING Groep	2,673	31,742

Koninklijke Ahold Delhaize	743	25,420

Koninklijke Philips*	849	15,529

Wolters Kluwer	209	26,419

		305,747

Singapore — 0.3%

STMicroelectronics	674	35,845

South Korea — 0.1%

Delivery Hero*	172	5,862

Spain — 1.5%

Amadeus IT Group	441	29,543

Banco Santander	11,641	43,330

Iberdrola	4,139	51,646

Industria de Diseno Textil	1,021	34,276

Telefonica	3,995	17,244

		176,039

Sweden — 2.7%

Alleima	845	4,174

Atlas Copco, Cl A	3,886	47,448

Castellum*	813	9,440

Essity, Cl B	503	14,378

Evolution	157	21,018

H & M Hennes & Mauritz, Cl B	1,041	14,840

Hexagon, Cl B	2,586	29,639

Investor, Cl B	2,536	50,392

Kinnevik, Cl B*	742	11,055

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Sweden (continued)

Nibe Industrier, Cl B	1,817	$20,642

Sandvik	1,278	27,089

Swedbank	922	15,129

Telefonaktiebolaget LM Ericsson, Cl B	2,614	15,276

Volvo, Cl B	1,551	31,986

		312,506

Switzerland — 3.8%

ABB	1,325	45,498

Accelleron Industries	149	3,528

Alcon	400	28,329

Cie Financiere Richemont, Cl A	313	49,988

Credit Suisse Group*	3,888	3,501

Holcim	401	25,854

Lonza Group	60	35,952

Novartis	1,205	110,482

Sika	141	39,435

UBS Group	2,249	47,489

Zurich Insurance Group	95	45,516

		435,572

United Kingdom — 10.2%

Anglo American PLC	719	23,807

Ashtead Group PLC	398	24,399

AstraZeneca PLC	802	111,380

BAE Systems PLC	2,378	28,891

Barclays PLC	10,750	19,379

Barratt Developments PLC	1,967	11,346

BP PLC	10,163	64,187

British American Tobacco PLC	1,248	43,831

Compass Group PLC	1,324	33,281

Croda International PLC	235	18,881

Diageo PLC	1,401	62,604

Experian PLC	856	28,153

Glencore PLC	7,655	43,974

GSK PLC	2,332	41,204

Haleon PLC	3,247	12,928

HSBC Holdings PLC	11,094	75,403

Informa PLC	1,963	16,810

Just Eat Takeaway.com*	216	4,114

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)

Legal & General Group PLC	7,009	$20,704

Lloyds Banking Group PLC	50,811	29,952

London Stock Exchange Group PLC	302	29,380

Mondi PLC	824	13,061

National Grid PLC	2,625	35,589

Prudential PLC	1,995	27,183

Reckitt Benckiser Group PLC	413	31,446

RELX PLC	1,500	48,555

Shell PLC	4,133	117,970

Smith & Nephew PLC	1,103	15,302

SSE PLC	1,018	22,694

Standard Chartered PLC	2,128	16,161

Taylor Wimpey PLC	6,807	10,011

Unilever PLC	1,414	73,255

Vodafone Group PLC	19,605	21,647

		1,177,482

United States — 3.4%

Nestle	1,564	190,820

Roche Holding	410	117,114

Stellantis	1,785	32,456

Swiss Re	206	21,160

Waste Connections	217	30,161

		391,711

Total Common Stock (Cost $6,110,921)		6,084,579

EXCHANGE TRADED FUNDS — 46.8%

iShares MSCI Australia ETF	12,162	278,996

iShares MSCI Austria ETF	2,219	44,925

iShares MSCI Brazil ETF	3,033	83,043

iShares MSCI Chile ETF	969	27,888

iShares MSCI China ETF	574	28,637

iShares MSCI India ETF*	6,751	265,719

iShares MSCI Indonesia ETF	1,715	40,354

iShares MSCI Israel ETF	1,561	85,423

iShares MSCI Japan ETF	4,288	251,663

iShares MSCI Malaysia ETF	1,017	22,547

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2023 (Unaudited)

EXCHANGE TRADED FUNDS (continued)

	Shares	Fair Value

iShares MSCI Mexico ETF	735	$43,755

iShares MSCI Philippines ETF	1,061	28,605

iShares MSCI Poland ETF	2,287	35,403

iShares MSCI South Africa ETF	1,466	61,894

iShares MSCI Taiwan ETF	8,576	388,750

iShares MSCI Thailand ETF	546	40,049

Vanguard FTSE Emerging Markets ETF	19,621	792,688

Vanguard FTSE Pacific ETF	42,669	2,893,812

Total Exchange Traded Funds (Cost $5,873,686)		5,414,151

PREFERRED STOCK — 0.3%

Germany — 0.3%

Henkel & Co#	207	16,206

Volkswagen#	147	20,066

Total Preferred Stock (Cost $42,389)		36,272

Total Investments - 99.7% (Cost $12,026,996)		$11,535,002

Percentages are based on Net Assets of $11,570,028.

*	Non-income producing security.

#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

DEM-QH-001-0500